Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

April 30, 2013

Dates Covered
Collections Period	04/01/13 - 04/30/13
Interest Accrual Period	04/15/13 - 05/14/13
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/13	384,266,319.20	24,735
Yield Supplement Overcollateralization Amount at 03/31/13	9,323,957.83	0

Receivables Balance at 03/31/13	393,590,277.03	24,735
Principal Payments	18,017,656.66	891
Defaulted Receivables	840,971.29	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/13	8,702,391.57	0

Pool Balance at 04/30/13	366,029,257.51	23,807

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	5,197,822.59	399
Past Due 61-90 days	880,310.51	56
Past Due 91 + days	224,995.63	14

Total	6,303,128.73	469

Total 31+ Delinquent as % Ending Pool Balance	1.72%

Recoveries	591,920.25

Aggregate Net Losses/(Gains) - April 2013	249,051.04

Overcollateralization Target Amount	19,216,536.02
Actual Overcollateralization	19,216,536.02

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	5.53%
Weighted Average Remaining Term	44.49

Flow of Funds	$ Amount
Collections	19,863,905.53
Advances	(4,039.73)
Investment Earnings on Cash Accounts	2,326.82
Servicing Fee	(327,991.90)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	19,534,200.72

Distributions of Available Funds
(1) Class A Interest	299,196.38
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	17,279,615.95
(7) Distribution to Certificateholders	1,923,719.94
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,534,200.72

Servicing Fee	327,991.90
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 04/15/13	364,092,337.44
Principal Paid	17,279,615.95
Note Balance @ 05/15/13	346,812,721.49

Class A-1
Note Balance @ 04/15/13	0.00
Principal Paid	0.00
Note Balance @ 05/15/13	0.00
Note Factor @ 05/15/13	0.0000000%

Class A-2
Note Balance @ 04/15/13	14,368,337.44
Principal Paid	14,368,337.44
Note Balance @ 05/15/13	0.00
Note Factor @ 05/15/13	0.0000000%

Class A-3
Note Balance @ 04/15/13	243,000,000.00
Principal Paid	2,911,278.51
Note Balance @ 05/15/13	240,088,721.49
Note Factor @ 05/15/13	98.8019430%

Class A-4
Note Balance @ 04/15/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	87,531,000.00
Note Factor @ 05/15/13	100.0000000%

Class B
Note Balance @ 04/15/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	19,193,000.00
Note Factor @ 05/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	330,864.83
Total Principal Paid	17,279,615.95

Total Paid	17,610,480.78

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	7,782.85
Principal Paid	14,368,337.44

Total Paid to A-2 Holders	14,376,120.29

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	2,911,278.51

Total Paid to A-3 Holders	3,105,678.51

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4694956
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.5196927

Total Distribution Amount	24.9891883

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0395069
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	72.9357230

Total A-2 Distribution Amount	72.9752299

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	11.9805700

Total A-3 Distribution Amount	12.7805700

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/13	58,695.51
Balance as of 04/30/13	54,655.78
Change	(4,039.73)

Reserve Account
Balance as of 04/15/13	1,810,700.07
Investment Earnings	223.25
Investment Earnings Paid	(223.25)
Deposit/(Withdrawal)	—
Balance as of 05/15/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07